General information and Statement of Compliance	12 Months Ended
Dec. 31, 2018
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General information and Statement of Compliance

NOTE 2: GENERAL INFORMATION AND STATEMENT OF COMPLIANCE

The year-end consolidated financial statements of Celyad for the twelve months ended December 31, 2018 (the “year”) include Celyad SA and its subsidiaries. The significant accounting policies used for preparing these consolidated financial statements are explained below.

Basis of preparation

The consolidated financial statements have been prepared on a historical cost basis, except for :

•	Financial instruments – Fair value through profit or loss

•	Contingent consideration and other financial liabilities

•	Post-employment benefits liability

•	Equity securities held as short-term investments at 31 December 2018

The policies have been consistently applied to all the years presented, unless otherwise stated. The consolidated financial statements are presented in euro and all values are presented in thousands (€000) except when otherwise indicated. Amounts have been rounded off to the nearest thousand and in certain cases, this may result in minor discrepancies in the totals and sub-totals disclosed in the financial tables.

Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards, International Accounting Standards and Interpretations (collectively, IFRSs) as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union.

The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, are areas where assumptions and estimates are significant to the financial statements. They are disclosed in note 5

Changes to accounting standards and interpretations

The Group has applied the same accounting policies and methods of computation in its year-end consolidated financial statements as prior year, except for those that relate to new standards and interpretations effective for the first time for periods beginning on (or after) 1 January 2018. The Group has adopted the following new standards that went into effect on January 1, 2018:

•	IFRS 9 Financial Instruments; and

•	IFRS 15 Revenue from Contracts with Customers

Details of the impact of these two standards on the Group are given below.

•

IFRS 9 Financial Instruments (effective for annual periods beginning on or after 1 January 2018) is the standard issued as part of a wider project to replace IAS 39. IFRS 9 introduces a logical approach for the classification of financial assets, which is driven by cash flow characteristics and the business model in which an asset is held; defines a new expected-loss impairment model that will require more timely recognition of expected credit losses; and introduces a substantially-reformed model for hedge accounting, with enhanced disclosures about risk management activity. The new hedge accounting model represents a significant overhaul of hedge accounting that aligns the accounting treatment with risk management activities. IFRS 9 also removes the volatility in profit or loss that was caused by changes in the credit risk of liabilities elected to be measured at fair value.

•	Regarding the classification and measurement of financial assets, the impact is limited since the Group does not hold significant equity or debt investments.

•

Likewise, the impact in the Group of the new guidance on impairment of financial assets is very limited considering the nature of financial assets held and specifically the current low amount of trade receivables.

•	The Group does not currently apply hedge accounting.

•	There are no substantial changes to the measurement of financial liabilities under the new guidance.

Considering all of the above and the characteristics of the financial instruments held by the Company, management has analyzed the implications of the retrospective adoption on the required effective date of this standard in accordance with IAS 8. The Company has concluded that the application of IFRS 9 does not have a significant impact on the financial statements.

•

IFRS 15 Revenue from Contracts with Customers (effective for annual periods beginning on or after 1 January 2018) is the new standard ruling revenue recognition. Its core principle requires to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new standard also results in enhanced disclosures about revenue, provides guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple-element arrangements.

The Group has applied the full retrospective transition approach. For the comparative year presented in the 2018 financial statements, the most significant revenue source of the Company was the license agreement signed with Novartis in May 2017. Management has analyzed the contract using the guidance under the new standard and has concluded that the adoption of IFRS 15 does not affect the previous accounting treatment under IAS 18. In this respect, the licensing revenue relating to the Novartis agreement reported for the year ended December 31, 2017, has been concluded by management as follows:

•

in accordance with ‘Licensing’ Application Guidance set forth in IFRS 15—Appendix B, para. B52 until B63: it shall not be subject to any recognition restatement, as the agreement qualify as a ‘right-to-use’ license;

•

in order to comply with ‘Principal vs. Agent’ guidance set forth in IFRS 15 Appendix B, para. B34 until B38: it shall not be subject to any presentation restatement, as both ‘revenue’ and ‘cost of licensing’ (expense) were already presented separately under IAS 18, evidencing properly that the Company is acting as a ‘Principal’ in this transaction.

For comparative periods presented in this annual report, IFRS 15 implementation had no impact on the gross margin previously reported under IAS 18, it had a limited presentation impact for the year 2016 only, as summarized in the table below:

€’000	2017 IFRS 15	Restatement	2017 IAS 18	2016 IFRS 15	Restatement	2016 IAS 18
Licensing revenue	3,540	0	3,540	9,929	1,489	8,440
Cost of licensing	(515)	0	(515)	(1,489)	(1,489)	0

Gross profit	3,025	0	3,025	8,440	0	8,440

Except for IFRS 16 Leases, other new or amended standards and Interpretations issued by the IASB and the IFRIC that will apply for the first time in future annual periods are not expected to have a material effect on the Group as they are either not relevant to the Group’s activities or require accounting which is consistent with the Group’s current accounting policies. Details of IFRS 16 impact on the Group are given below:

•

IFRS 16 Leases is a new standard effective for annual periods beginning on or after 1 January 2019. Therefore, the Group shall transition as of 1 January 2019 and will issue financial statements prepared for the first time in accordance with IFRS 16 at Half Year 2019.

The standard replaces the existing lease accounting requirements and, in particular, represents a significant change in the accounting and reporting of leases that were previously classified as ‘operating leases’ under IAS 17, with incremental assets and liabilities to be reported on the balance sheet and a different recognition of lease costs. The Group will opt for the so-called ‘modified retrospective’ adoption method and therefore shall only restate lease contracts active at 1 January 2019. In addition, it has decided to measure right-of-use assets by reference to the measurement of the lease liability on that date. Accordingly, there will be no transition impact on the Group’s opening equity for the year 2019.

The Group has set up a project team, supported by an external advisor, to draw an inventory of lease contracts differentiating those in scope of IFRS 16 restatement from those excluded under low-value and short-term contracts exemptions allowed by IFRS 16. The Group has completed the process of capturing the relevant data needed under the new standard, in order to analyze the impact of adopting IFRS 16. In accordance with these preliminary data, the lease obligation to be recognized as of 1 January 2019 amounts to €2.2 million.

Going concern

The Group is pursuing a strategy to develop therapies to treat unmet medical needs in oncology. Management has prepared detailed budgets and cash flow forecasts for the years 2019 and 2020. These forecasts reflect the strategy of the Group and include significant expenses and cash outflows in relation to the development of selected research programs and product candidates.

Based on its current scope of activities, the Group estimates that its treasury position[6] as of December 31, 2018 is sufficient to cover its cash requirements until mid-2020, therefore beyond the readouts of our clinical trials currently ongoing. After due consideration of the above, the Board of Directors determined that management has an appropriate basis to conclude on the business continuity over the next 12 months from balance sheet date, and hence it is appropriate to prepare the financial statements on a going concern basis.